Reconciliation Of Effective Rate (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Effective Income Tax Rate Reconciliation [Line Items]
Federal Income Tax at Statutory Rate	34.00%	34.00%
State Tax Provision, Net of Federal Benefit	3.50%	0.00%
Meals and Entertainment	1.40%	(0.30%)
Stock Compensation Expense	16.10%	(2.60%)
Research and Development Credits	4.20%	(0.70%)
Officers Life Insurance	0.30%	0.00%
Change in Rate Assumptions	(114.50%)	0.00%
Adjustments to Prior Year Tax Credits	(11.60%)	0.00%
Effective Tax Rate	(66.60%)	30.40%
Change in Valuations Allowance	77.70%	(30.40%)
Net Effective Tax Rate	11.10%	0.00%